Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 107	$ 112	$ 45
Deferred Revenue	1,022	1,535
Deferred revenue, current	(972)	(1,264)
Deferred revenue, non-current	50	271
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	751	1,157
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 271	$ 378